Note 13 - Related Party Transactions (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenue from Related Parties	$ 0	$ 902,638
Accounts Receivable, Related Parties	0	28,289
Related Party Transaction, Description of Transaction	three-year renewable lease agreement
Operating Leases, Rent Expense	630,900	193,700
Diamond Sofa [Member]
Revenue from Related Parties	0	902,638
Monthly Rent Expense [Member]
Operating Leases, Rent Expense		38,100
Rental Expense [Member]
Operating Leases, Rent Expense	457,200	163,300
Diamond Bar [Member]
Operating Leases, Rent Expense		$ 15,192